Note 21 - Other Non Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 15, 2011	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2013
Note 21 - Other Non Current Liabilities (Details) [Line Items]
Outstanding Lease Termination Fee NonCurrent		$ 3,106	$ 3,906
Outstanding Lease Termination Fee, Current		1,120	800
Termination Fee Fair Value		3,814
Tranche A [Member]
Note 21 - Other Non Current Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.00%
M/T Delos [Member]
Note 21 - Other Non Current Liabilities (Details) [Line Items]
Lease Termination Expenses	$ 5,750